Commissions Expense - Summary of Commissions Expense (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fee and commission expense [line items]
Fee and commission expense	$ 1,609,947	$ 1,430,689	$ 1,713,229
Commissions related to trading and foreign exchange transactions [member]
Disclosure of fee and commission expense [line items]
Fee and commission expense	153,622	75,603	50,152
Commissions related to debt securities [member]
Disclosure of fee and commission expense [line items]
Fee and commission expense		445	688
Commissions paid ATM exchange [member]
Disclosure of fee and commission expense [line items]
Fee and commission expense	776,979	601,308	718,359
Commissions credit cards and foreign trade [member]
Disclosure of fee and commission expense [line items]
Fee and commission expense	346,152	423,091	595,239
Checkbooks Commissions And Compensating Cameras [member]
Disclosure of fee and commission expense [line items]
Fee and commission expense	$ 333,194	$ 330,242	$ 348,791